United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

/
811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
______________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2010

Date of Reporting Period: 09/30/2010

Item 1.                      Reports to Stockholders

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.89	$9.61	$9.72	$9.79	$9.89
Income From Investment Operations:
Net investment income	0.40[2]	0.45[2]	0.48[2]	0.52	0.48[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.33	(0.07)	(0.06)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.78	0.41	0.46	0.39
Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.52)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.97	$9.89	$9.61	$9.72	$9.79
Total Return[3]	5.69%	8.34%	4.27%	4.85%	4.11%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.33%
Net investment income	3.98%	4.59%	4.94%	5.35%	4.95%
Expense waiver/reimbursement[4]	0.28%	0.25%	0.22%	0.21%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,718	$288,052	$299,358	$290,967	$271,216
Portfolio turnover	178%	200%	222%	311%	286%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	35%	25%	66%	143%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.89	$9.61	$9.72	$9.79	$9.89
Income From Investment Operations:
Net investment income	0.37[2]	0.42[2]	0.46[2]	0.50	0.45[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.33	(0.07)	(0.06)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.75	0.39	0.44	0.36
Less Distributions:
Distributions from net investment income	(0.44)	(0.47)	(0.50)	(0.51)	(0.46)
Net Asset Value, End of Period	$9.97	$9.89	$9.61	$9.72	$9.79
Total Return[3]	5.38%	8.04%	4.00%[4]	4.57%	3.82%
Ratios to Average Net Assets:
Net expenses	0.65%	0.63%	0.62%	0.61%	0.62%
Net investment income	3.69%	4.31%	4.67%	5.08%	4.67%
Expense waiver/reimbursement[5]	0.46%	0.45%	0.44%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,467	$56,017	$60,002	$68,287	$70,660
Portfolio turnover	178%	200%	222%	311%	286%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	35%	25%	66%	143%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,032.10	$1.78
Institutional Service Shares	$1,000	$1,030.60	$3.31
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2010, was 5.69% for the Institutional Shares and 5.38% for the Institutional Service Shares. The Barclays Capital Mortgage-Backed Securities Index (BCMBS), a broad-based securities market index, returned 5.71%1 during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BCMBS.

During the 12-month reporting period, the Fund's investment strategy focused on sector allocation and interest rate strategy as the primary factors impacting performance relative to the BCMBS.

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The Institutional Shares' total return consisted of 4.88% taxable dividends and 0.81% appreciation in the net asset value.

MARKET OVERVIEW

Economic performance showed marked improvement during the period, although the pace of growth was below the typically strong rebound from a deep recession. The expansion continued to be hampered by an imbalance of demand and supply in the housing market, high unemployment and low consumer confidence.

1	The BCMBS is composed of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCMBS is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

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A number of liquidity and asset purchase programs concluded during the period. Most notably, the Federal Reserve (the “Fed”) fulfilled its pledge to purchase $1.25 trillion of agency mortgage-backed securities (MBS) in March 2010. In August, the Fed announced that principal payments received from the MBS and agency debt portfolios would be reinvested in U.S. Treasury securities. The purchase plan is designed to hold the Fed's balance sheet constant while attempting to simultaneously hold down Treasury yields. While the Fed's strategy is to maintain a historically large balance sheet, U.S. consumer debt contracted. Household balance sheets improved as consumers reduced debt and increased savings. Although this boded well for sustainable levels of future growth, immediate consumption and Gross Domestic Product were hampered as spending was constrained.

Due to concerns about economic growth and the potential for further government asset purchase programs, market yields declined. Two- and ten-year Treasuries yielded 0.42% and 2.51% at period end, representing declines of 52 and 80 basis points, respectively.2 Mortgage rates fell commensurately, declining to a record low of 4.38% according to the Mortgage Bankers Association.

SECTOR ALLOCATION

Sector allocation produced the most significant performance impact. Allocations to non-agency MBS as well as commercial MBS proved advantageous, as these sectors outperformed compared to MBS issued by Fannie Mae, Freddie Mac or Ginnie Mae. Sector allocation strategy was beneficial during the reporting period.3

Interest Rate Strategy

For most of the reporting period, Fund effective duration4 was below that of the benchmark. As the Fund was less sensitive to changes in interest rates than the BCMBS, the Fund's capital appreciation was below that of the benchmark in the falling rate environment. Interest rate strategy acted as a drag on performance.

2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Fund (Institutional Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	5.69%
5 Years	5.44%
10 Years	5.70%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Fund (Institutional Service Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).3

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	5.38%
5 Years	5.15%
10 Years	5.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	99.2%
Non-Agency Mortgage-Backed Securities	8.2%
Dollar-Roll Collateral[2]	4.2%
Cash Equivalent[3]	4.1%
Other Assets and Liabilities — Net[4]	(15.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2010

Principal Amount			Value
		Mortgage-Backed Securities – 90.0%
		Federal Home Loan Mortgage Corporation – 61.8%
$14,000,000	[1]	4.000%, 10/1/2025 - 10/1/2040	14,410,426
96,101,874	[1]	4.500%, 6/1/2019 - 10/1/2040	100,369,637
51,514,005		5.000%, 2/1/2019 - 10/1/2039	54,382,271
36,205,305		5.500%, 4/1/2021 - 10/1/2039	38,589,561
12,908,646		6.000%, 4/1/2036 - 2/1/2038	13,944,857
2,048,773		6.500%, 10/1/2037	2,231,882
482,666		7.500%, 1/1/2027 - 2/1/2031	553,295
50,433		8.000%, 3/1/2031	58,366
		TOTAL	224,540,295
		Federal National Mortgage Association – 25.3%
850,565		4.500%, 12/1/2019	903,203
38,085,571		5.000%, 7/1/2019 - 7/1/2039	40,206,373
28,322,792		5.500%, 9/1/2034 - 11/1/2039	30,279,093
15,924,753		6.000%, 11/1/2034 - 4/1/2038	17,206,798
2,548,327		6.500%, 2/1/2014 - 9/1/2036	2,814,648
484,761		7.000%, 6/1/2016 - 2/1/2030	531,049
11,177		7.500%, 4/1/2015	12,079
13,182		8.000%, 12/1/2026	15,098
		TOTAL	91,968,341
		Government National Mortgage Association – 2.9%
4,000,000	[1]	4.500%, 10/20/2040	4,215,000
5,360,861		5.000%, 6/20/2039 - 9/20/2039	5,724,185
131,739		7.000%, 9/15/2028 - 11/15/2031	147,089
282,332		8.000%, 10/15/2030 - 11/15/2030	326,346
		TOTAL	10,412,620
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $312,713,265)	326,921,256
		Collateralized Mortgage Obligations – 17.4%
		Federal Home Loan Mortgage Corporation – 4.8%
2,797,674	[2]	0.557%, 1/15/2037, REMIC 3260 PF	2,788,286
394,456	[2]	0.567%, 6/15/2036, REMIC 3175 FE	393,366
2,593,074	[2]	0.587%, 5/15/2036, REMIC 3160 FD	2,586,921
3,794,598	[2]	0.607%, 4/15/2036, REMIC 3144 FB	3,785,760
6,355,264	[2]	0.637%, 7/15/2036, REMIC 3179 FP	6,345,247
680,123	[2]	0.657%, 8/15/2036, REMIC 3206 FE	680,083
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Principal Amount			Value
$739,120		7.500%, 4/15/2033, REMIC 3076 NM	770,550
		TOTAL	17,350,213
		Federal National Mortgage Association – 4.4%
481,548	[2]	0.506%, 10/25/2031, REMIC 2005-63 FC	478,355
1,851,973	[2]	0.556%, 7/25/2036, REMIC 2006-58 FP	1,846,486
3,173,673	[2]	0.596%, 11/25/2036, REMIC 2006-104 FY	3,167,095
3,018,564	[2]	0.606%, 9/25/2036, REMIC 2006-81 FB	3,014,959
2,746,515	[2]	0.616%, 12/25/2036, REMIC 2006-115 EF	2,741,345
2,892,272	[2]	0.636%, 9/25/2036, REMIC 2006-85 PF	2,889,089
920,588	[2]	0.636%, 10/25/2036, REMIC 2006-93 FM	919,455
886,658	[2]	0.656%, 6/25/2036, REMIC 2006-43 FL	886,837
87,264		6.500%, 4/1/2032, REMIC 321 2	14,671
		TOTAL	15,958,292
		Non-Agency Mortgage – 8.2%
2,166,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,275,553
1,960,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,007,145
2,734,280		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,539,360
1,423,129		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,395,867
987,732		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	953,972
2,489,579	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 5/10/2020	2,607,664
1,769,762	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.457%, 5/19/2047	1,010,086
2,488,537	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,606,966
2,491,200		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,356,164
78	[3,5]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	54
56,964	[3,5]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	46,061
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,431,695
1,940,000		Morgan Stanley Capital I 2007-IQ14 Class AAB, 5.654%, 4/15/2049	2,060,139
209,152	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	7,488
1,593,261		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,615,091
2,341,904		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,120,165
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Principal Amount			Value
$955,554	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.440%, 1/25/2046	557,423
1,776,418	[2]	Washington Mutual 2006-AR15, Class 1A, 1.210%, 11/25/2046	1,041,275
2,145,491		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,111,433
		TOTAL	29,743,601
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,068,188)	63,052,106
		Repurchase Agreements – 8.3%
15,050,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	15,050,000
4,005,000	[6]	Interest in $42,047,000 joint repurchase agreement 0.21%, dated 9/21/2010 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $42,054,113 on 10/20/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 9/1/2040 and the market value of that underlying security was $42,890,442 (segregated pending settlement of dollar-roll transactions).	4,005,000
7,763,000	[6]	Interest in $123,194,000 joint repurchase agreement 0.21%, dated 9/14/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $123,214,840 on 10/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $126,902,432 (segregated pending settlement of dollar-roll transactions).	7,763,000
3,320,000	[6]	Interest in $61,611,000 joint repurchase agreement 0.22%, dated 9/20/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $61,621,542, on 10/18/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of that underlying security was $63,463,692 (segregated pending settlement of dollar-roll transactions).	3,320,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	30,138,000
		TOTAL INVESTMENTS — 115.7% (IDENTIFIED COST $407,919,453)[7]	420,111,362
		OTHER ASSETS AND LIABILITIES - NET — (15.7)%[8]	(56,926,425)
		TOTAL NET ASSETS — 100%	$363,184,937
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
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3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $5,268,233, which represented 1.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $5,214,630, which represented 1.4% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $405,567,977.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$326,921,256	$ —	$326,921,256
Collateralized Mortgage Obligations	—	62,998,503	53,603	63,052,106
Repurchase Agreements	—	30,138,000	—	30,138,000
TOTAL SECURITIES	$ —	$420,057,759	$53,603	$420,111,362

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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2009	$64,750
Realized gain (loss)	2,144
Change in unrealized appreciation (depreciation)	(1,389)
Net Purchases (Sales)	(11,902)
Balance as of September 30, 2010	$53,603
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2010.	$(1,389)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value (identified cost $407,919,453)		$420,111,362
Cash		839
Income receivable		1,309,300
Receivable for shares sold		646,993
TOTAL ASSETS		422,068,494
Liabilities:
Payable for investments purchased	$57,832,797
Payable for shares redeemed	400,764
Income distribution payable	561,164
Payable for distribution services fee (Note 5)	3,393
Payable for shareholder services fee (Note 5)	9,606
Accrued expenses	75,833
TOTAL LIABILITIES		58,883,557
Net assets for 36,420,944 shares outstanding		$363,184,937
Net Assets Consist of:
Paid-in capital		$370,608,847
Net unrealized appreciation of investments		12,191,909
Accumulated net realized loss on investments and futures contracts		(19,645,324)
Undistributed net investment income		29,505
TOTAL NET ASSETS		$363,184,937
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($307,717,902 ÷ 30,858,568 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.97
Institutional Service Shares:
($55,467,035 ÷ 5,562,376 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.97

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Interest			$15,224,180
Dividends received from an affiliated issuers (Note 5)			8,309
TOTAL INCOME			15,232,489
Expenses:
Investment adviser fee (Note 5)		$1,404,606
Administrative personnel and services fee (Note 5)		273,892
Custodian fees		26,721
Transfer and dividend disbursing agent fees and expenses		93,237
Directors'/Trustees' fees		4,427
Auditing fees		23,531
Legal fees		6,527
Portfolio accounting fees		134,236
Distribution services fee — Institutional Service Shares (Note 5)		138,978
Shareholder services fee — Institutional Service Shares (Note 5)		122,934
Account administration fee — Institutional Service Shares		509
Share registration costs		188,263
Printing and postage		32,513
Insurance premiums		4,933
Taxes		26,451
Miscellaneous		2,750
TOTAL EXPENSES		2,484,508
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(969,210)
Waiver of administrative personnel and services fee	(6,666)
Waiver of distribution services fee — Institutional Service Shares	(99,540)
Reimbursement of shareholder services fee — Institutional Service Shares	(942)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,076,358)
Net expenses			1,408,150
Net investment income			13,824,339
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Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	$3,653,193
Net realized loss on futures contracts	(84,605)
Net change in unrealized appreciation of investments	1,742,668
Net realized and unrealized gain on investments and futures contracts	5,311,256
Change in net assets resulting from operations	$19,135,595

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,824,339	$15,439,425
Net realized gain (loss) on investments and futures contracts	3,568,588	(2,471,169)
Net change in unrealized appreciation/depreciation of investments	1,742,668	14,195,127
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,135,595	27,163,383
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,006,186)	(14,621,453)
Institutional Service Shares	(2,472,665)	(2,736,567)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,478,851)	(17,358,020)
Share Transactions:
Proceeds from sale of shares	121,143,984	79,626,060
Net asset value of shares issued to shareholders in payment of distributions declared	9,801,585	9,974,668
Cost of shares redeemed	(114,486,119)	(114,697,267)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,459,450	(25,096,539)
Change in net assets	19,116,194	(15,291,176)
Net Assets:
Beginning of period	344,068,743	359,359,919
End of period (including undistributed net investment income of $29,505 and $48,943, respectively)	$363,184,937	$344,068,743

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. At September 30, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$77	$54
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$46,781	$46,061
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$6,833	$7,488

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(84,605)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,956,872	$109,131,827	6,702,800	$65,265,930
Shares issued to shareholders in payment of distributions declared	876,271	8,727,072	893,349	8,673,071
Shares redeemed	(10,092,000)	(100,427,679)	(9,641,550)	(93,451,173)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,741,143	$17,431,220	(2,045,401)	$(19,512,172)
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Year Ended September 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,207,081	$12,012,157	1,476,742	$14,360,130
Shares issued to shareholders in payment of distributions declared	107,904	1,074,513	134,107	1,301,597
Shares redeemed	(1,414,965)	(14,058,440)	(2,195,389)	(21,246,094)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(99,980)	$(971,770)	(584,540)	$(5,584,367)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,641,163	$16,459,450	(2,629,941)	$(25,096,539)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions. For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,635,074	$(2,635,074)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$16,478,851	$17,358,020

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$26,596
Net unrealized appreciation	$14,543,385
Capital loss carryforwards and deferrals	$(21,993,891)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions and REMIC adjustments.

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At September 30, 2010, the cost of investments for federal tax purposes was $405,567,977. The net unrealized appreciation of investments for federal tax purposes was $14,543,385. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,082,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,539,454.

At September 30, 2010, the Fund had a capital loss carryforward of $21,933,843 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$5,970,599
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734
2017	$4,514,263

Under current tax regulations, capital losses on securities transactions realized after
October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post-October losses of $60,048 were deferred to October 1, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $948,845 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,666 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, FSC voluntarily waived $99,540 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $39,438 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC voluntarily reimbursed $942 of Service Fees. For the year ended September 30, 2010, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2010, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.65% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $20,365. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	19,860,103	162,044,155	181,904,258	—	$ —	$8,309

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$15,532,835
Sales	$3,438,258

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. The lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Annual Shareholder Report
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lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. CHANGE IN INDEPENDENT REGISTERED pUBLIC ACCOUNTING FIRM

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009 and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED Total return series, inc. AND SHAREHOLDERS OF Federated mortgage fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2009, and the financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Fund, as of September 30, 2010, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Mortgage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
36

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
37

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.16[2]	0.22[2]	0.33[2]	0.40[2]	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	0.24	(0.47)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.46	(0.14)	0.34	0.33
Less Distributions:
Distributions from net investment income	(0.15)	(0.23)	(0.33)	(0.40)	(0.32)
Net Asset Value, End of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return[3]	3.49%	5.35%	(1.57)%	3.64%	3.56%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.73%	2.49%	3.58%	4.22%	3.33%
Expense waiver/reimbursement[4]	0.41%	0.43%	0.44%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,744	$107,568	$31,979	$46,749	$73,894
Portfolio turnover	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,015.80	$4.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.56	$4.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2010, was 3.49% for Class A Shares. By comparison, for the same period, the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T),1 a broad-based market index tracking one-year U.S. government securities, returned 0.91%, while the average nine-month London Interbank Offered Rate (LIBOR)2 was 0.71%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BOAML1T.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (2) the allocation of the portfolio among securities of similar types of issuers (referred to as sectors); and (3) the selection of securities within each sector.

1	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged and unlike the Fund not affected by cash flows. It is not possible to invest directly in an index.
2	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
Annual Shareholder Report
4

Market Overview

The Fund's fiscal year was generally characterized by somewhat tighter credit spreads and somewhat lower interest rates, both of which contributed to the Fund's positive outcome for the period under review. The restoration of both liquidity and confidence to the financial markets, coupled with better performance by many corporate entities and securitized assets, fueled the demand for riskier securities. Going into the second half of the Fund's fiscal year, the question seemed to be not if, but when, the Federal Reserve Board (the “Fed”) would begin to raise interest rate targets. But just when it seemed “safe to go back in the water,” both external events and a softening of statistical releases served to reintroduce uncertainty to the economic outcome. Treasury yields fell and credit spreads widened somewhat. For the remainder of the reporting period, conflicting signals and market direction appeared to be the norm. Short periods of economic optimism and rising stock prices were followed by dismal economic statistics which triggered Treasury curve rallies and talk of further quantitative easing from the Fed. Indeed, 10-year Treasury yields falling by 80 basis points during the course of the Fund's fiscal year seemed inconsistent with a stock market up nearly eight percent over the same period. On the other hand, these countervailing forces appeared to be sufficient to keep the economy from tipping one way or the other, either toward a resurgence of inflation or toward a “double-dip” back to outright recession.

Duration3

Fund duration averaged more than that of the BOAML1T throughout the reporting period. Fund management believed that even though the economy was on the road to recovery, it was still weak enough that the Fed would continue the highly accommodative monetary stance first adopted in late 2007, thus allowing for the maintenance of a longer duration profile. The positively sloped, short-duration yield curve, as well as a decline in one year rates relative to three month rates, thus allowed the Fund to add value through its duration profile. Period-end Fund duration stood at 0.90 years, as management continued to believe the risk of a significant rise in short rates remained low.

3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
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5

Sector Allocation

As the Fund's comparative benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to LIBOR. In general, credit spread products performed well over the reporting period and contributed positively to the Fund's total return. The 34% of the Fund allocated to non-mortgage, asset-backed securities (predominantly asset-backed securities (ABS)4 backed by auto and credit card receivables) continued to perform well, with spreads for “on-the-run” assets tightening to levels nearly equal to those which had existed before the financial market dislocation. Fund management continued to seek opportunities in this sector by adding allocation to subordinate ABS exposure, as well as some exposure in more non-traditional assets like small ticket and equipment lease receivables which had not tightened as much as senior credit card and auto ABS. At period end, the Fund's 41% total allocation to ABS remained its largest single sector allocation. Short duration corporate securities (approximately 25% of assets at period end) also performed well over the reporting period. The Fund established a position in index-linked Treasury securities (also known as TIPS) during the period and ended the fiscal year with a six percent allocation to government securities. Holdings of mortgage-backed securities (12% at period end), helped support performance as this sector benefited from the $1.25 trillion agency Mortgage Backed Securities purchase program initiated by the Fed.

SECURITY SELECTION

When considering specific security alpha, it must once again be remembered that LIBOR contains no component securities against which relative performance can be measured. A few groups of securities and a few specific securities merit comment, however. The Fund's aggregate exposure to non-investment grade securities through the Fund's investment in the High Yield Bond Portfolio5 and Emerging Markets Fixed Income Core Fund5 added 74 basis points in incremental return over a comparable exposure to the benchmark. The Fund's investment in the Federated Mortgage Core Portfolio5 added 12 basis points and the position in TIPS added 30 basis points. Three specific ABS securities added a total of 19 basis points of incremental return to Fund performance. No other individual security either added or subtracted more than five basis points of incremental return over a similar sized exposure to the benchmark.

4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Affiliated investment company (which is not available for general public investment), that owns those securities and that is advised by an affiliate of the Adviser.
Annual Shareholder Report
6

GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Class A Shares) from September 30, 2000 to September 30, 2010, compared to the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T).2

Average Annual Total Returns for the Period Ended 9/30/2010[3]
1 Year	1.47%
5 Years	2.45%
10 Years	2.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

Annual Shareholder Report
7

1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report
8

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	40.5%
Corporate Debt Securities	24.2%
Collateralized Mortgage Obligations	9.1%
U.S. Treasury and Agency Securities[3]	6.2%
Mortgage-Backed Securities[4]	2.6%
Derivative Contracts[5,6]	0.0%
Cash Equivalents[7]	16.3%
Other Assets and Liabilities — Net[8]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate, agency mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report
9

Portfolio of Investments

September 30, 2010

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.0%
		Federal National Mortgage Association – 1.0%
$4,872,416		FNMA ARM 544848, 3.439%, 4/01/2030	5,033,294
3,605,851		FNMA ARM 544872, 3.714%, 7/01/2034	3,805,926
724,671		FNMA ARM 556379, 1.770%, 5/01/2040	727,689
3,985,083		FNMA ARM 618128, 3.047%, 8/01/2033	4,125,810
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,371,873)	13,692,719
		Asset-Backed Securities – 40.5%
		Auto Receivables – 20.7%
2,000,000		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	2,001,830
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.007%, 1/15/2015	10,206,328
2,532,561		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,548,758
1,216,462		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	1,223,414
11,345,108		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.297%, 10/6/2013	11,253,509
4,700,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	4,899,237
6,145,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.337%, 4/7/2014	6,077,594
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,658,637
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,394,776
4,500,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,510,728
7,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	7,028,354
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,513,062
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.407%, 9/15/2014	3,036,145
5,534,884		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	5,589,383
9,000,000		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	9,005,207
5,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	5,006,875
6,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	6,003,781
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,089,527
Annual Shareholder Report
10

Principal Amount or Shares			Value
$6,500,000	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	6,509,721
9,013,211		Capital One Auto Finance Trust 2007-B, Class A4, 0.287%, 4/15/2014	8,959,578
1,204,573		Capital One Auto Finance Trust 2007-C, Class A3B, 0.767%, 4/16/2012	1,205,770
11,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	11,463,310
62,184		Carmax Auto Owner Trust 2007-3, Class A3B, 0.657%, 12/15/2011	62,228
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,008,997
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,372,431
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,552,400
5,000,000		Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.807%, 6/15/2013	4,939,173
4,006,109	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	4,026,250
2,606,662		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,660,113
5,755,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	5,927,295
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,327,172
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,147,500
1,740,869	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.757%, 4/16/2012	1,747,091
2,465,075	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	2,511,204
3,851,310		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,885,725
430,123		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	434,321
932,048		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	937,074
2,219,161		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,264,702
4,500,000	[1,2]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,503,075
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,632,038
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,874,230
5,500,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	5,506,899
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.507%, 6/17/2013	6,447,621
5,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.507%, 6/17/2013	5,174,145
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,403,723
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.506%, 10/26/2015	2,080,565
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.756%, 1/26/2015	2,272,442
3,984,177		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,032,086
Annual Shareholder Report
11

Principal Amount or Shares			Value
$3,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.407%, 1/15/2015	3,804,056
7,000,000		Rental Car Finance Corp. 2006-1A, Class A, 0.436%, 5/25/2012	6,966,023
7,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	7,013,770
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,901,141
1,618,852		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,638,807
1,577,642		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,598,029
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,200,854
4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,029,183
688,662		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	694,010
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,532,873
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,067,848
1,306,537		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.557%, 10/15/2012	1,311,226
		TOTAL	281,673,844
		Credit Card – 10.2%
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.407%, 8/15/2013	6,245,866
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.677%, 8/15/2013	4,905,204
1,200,000		American Express Issuance Trust 2007-1 B, Class B, 0.807%, 9/15/2011	1,200,667
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	541,472
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.547%, 6/15/2014	10,827,781
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	5,929,058
5,750,000		Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.547%, 3/17/2014	5,695,271
4,619,000		Chase Issuance Trust 2006-B1, Class B1, 0.407%, 4/15/2013	4,564,242
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,051,131
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,840,518
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.419%, 11/25/2013	4,997,836
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.577%, 10/7/2013	9,948,770
9,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.907%, 7/15/2013	9,451,193
Annual Shareholder Report
12

Principal Amount or Shares			Value
$7,995,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,220,646
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,650,996
5,000,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.667%, 7/15/2014	4,893,496
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.357%, 5/16/2016	15,204,870
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,184,413
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.607%, 10/15/2014	10,914,362
7,700,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.647%, 12/16/2013	7,663,855
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.037%, 7/15/2013	5,886,279
5,000,000		MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.677%, 7/15/2015	4,833,913
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.297%, 3/15/2013	1,999,196
		TOTAL	138,651,035
		Equipment Lease – 3.8%
10,000,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	10,111,250
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.157%, 12/15/2014	2,030,479
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,125,318
8,500,000		CNH Equipment Trust 2010-B, Class A2, 0.67%, 1/15/2013	8,508,044
3,000,000		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	3,035,852
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	7,000,000
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,083,704
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,606,880
6,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	6,003,750
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,542,313
		TOTAL	52,047,590
		Home Equity Loan – 2.3%
2,235,930		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.616%, 7/25/2035	2,155,551
4,627,291		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.356%, 5/25/2036	4,562,692
Annual Shareholder Report
13

Principal Amount or Shares			Value
$1,081,846		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,060,600
216,804		Citifinancial Mortgage Securities, Inc. 2003-4, Class AF4, 4.427%, 10/25/2033	195,757
2,224,656		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.356%, 10/25/2036	2,218,581
119,593		Countrywide Asset Backed Certificates 2004-4, Class A, 0.996%, 8/25/2034	98,842
690,305		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.507%, 9/20/2023	549,930
69,569		Lehman XS Trust 2005-8, Class 2A1A, 0.456%, 12/25/2035	68,976
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.936%, 11/25/2034	703,213
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,688
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.586%, 2/25/2035	113,127
393,235		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	389,207
163,091		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.316%, 11/25/2046	164,126
1,187,094	[1,2]	Quest Trust 2004 — X1, Class A, 0.586%, 3/25/2034	850,135
3,139,181		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,150,110
339,054		Residential Asset Securities Corporation 2005-KS11, Class AI3, 0.456%, 12/25/2035	331,333
137,478		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.856%, 8/25/2033	114,519
1,476,058		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.366%, 7/25/2036	1,484,717
5,812,104		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.376%, 1/25/2037	5,730,111
2,549,326		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.426%, 2/25/2036	2,412,052
2,532,131	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
5,854,485		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.406%, 5/25/2036	5,428,404
		TOTAL	31,795,671
		Manufactured Housing – 0.2%
459,789		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	467,148
1,860,516		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,905,054
Annual Shareholder Report
14

Principal Amount or Shares			Value
$63,734		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	62,599
		TOTAL	2,434,801
		Other – 3.3%
8,000,000	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.362%, 4/25/2020	8,012,440
2,612,982		GE Business Loan Trust, (Series 2004-1), Class A, 0.547%, 5/15/2032	2,332,540
2,345,677		Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.419%, 3/27/2024	2,228,665
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.657%, 2/15/2014	10,014,999
7,117,023		SLM Student Loan Trust 2006-C, Class A2, 0.342%, 9/15/2020	7,038,899
5,427,656		SLM Student Loan Trust 2010-C, Class A1, 1.907%, 12/15/2017	5,431,037
3,983,699	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	4,093,244
6,170,921	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	6,240,708
		TOTAL	45,392,532
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $550,583,194)	551,995,473
		Corporate Bonds – 19.3%
		Basic Industry - Chemicals – 0.3%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,117,448
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,648,779
		TOTAL	3,766,227
		Basic Industry - Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,316,669
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,091,149
		TOTAL	5,407,818
		Capital Goods - Aerospace & Defense – 0.3%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,783,863
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,640,475
		TOTAL	3,424,338
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,840,551
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,152,085
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,623,671
		TOTAL	6,616,307
		Communications - Media & Cable – 0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,742,470
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,315,482
Annual Shareholder Report
15

Principal Amount or Shares			Value
$3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,215,958
		TOTAL	8,273,910
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,339,912
		Communications - Telecom Wireless – 0.5%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,531,226
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,978,403
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,119,043
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,694,685
		TOTAL	7,323,357
		Communications - Telecom Wirelines – 0.9%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,607,758
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,300,964
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,238,000
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,076,685
2,290,000		Telecom Italia Capital, Note, 0.945%, 2/1/2011	2,280,182
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,635,997
		TOTAL	12,139,586
		Consumer Cyclical - Automotive – 0.4%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,044,948
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	3,092,565
		TOTAL	5,137,513
		Consumer Cyclical - Entertainment – 0.2%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	539,748
1,500,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTNC), 5.70%, 7/15/2011	1,562,854
		TOTAL	2,102,602
		Consumer Cyclical - Retailers – 0.3%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,566,186
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,601,403
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,521,806
		TOTAL	4,689,395
		Consumer Non-Cyclical - Food/Beverage – 1.3%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,766,475
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,474,734
Annual Shareholder Report
16

Principal Amount or Shares			Value
$1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,059,804
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,487,303
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,456,653
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,688,266
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,339,458
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,174,174
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,623,869
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,067
		TOTAL	17,625,803
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,193,377
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,544,374
		TOTAL	2,737,751
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,641,058
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,845,648
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	2,756,748
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,011,970
		TOTAL	7,255,424
		Consumer Non-Cyclical - Products – 0.6%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,138,582
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,030,590
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,224,175
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,009,213
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,180,102
		TOTAL	7,582,662
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,634,046
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,591,121
		Energy - Integrated – 1.3%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,668,002
1,000,000	[1,2]	Enel Finance International SA, (Series 144A), 3.875%, 10/7/2014	1,040,974
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,230,175
Annual Shareholder Report
17

Principal Amount or Shares			Value
$555,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	563,791
7,500,000		Shell International Finance B.V., Company Guarantee, 0.64%, 6/22/2012	7,504,690
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,153,569
		TOTAL	17,161,201
		Energy - Oil Field Services – 0.2%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,215,206
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,688,971
		Financial Institution - Banking – 3.9%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, (Series 144A), 2.375%, 12/21/2012	1,529,451
750,000		Bank of America Corp., 4.25%, 10/1/2010	750,138
3,975,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	4,051,328
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,522,448
3,000,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	3,128,131
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,075,900
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,033,100
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	3,589,005
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,636,155
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,622,357
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,137,568
4,500,000		Morgan Stanley, Note, (Series GMTN), 5.625%, 1/9/2012	4,735,024
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,283,717
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,079,803
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,018,269
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,672,141
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,297,705
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,158,318
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,566,881
		TOTAL	52,887,439
		Financial Institution - Brokerage – 0.2%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,347,307
		Financial Institution - Finance Noncaptive – 1.0%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,477,825
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,296,688
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.595%, 11/1/2012	6,418,443
Annual Shareholder Report
18

Principal Amount or Shares			Value
$2,000,000		General Electric Capital Corp., Floating Rate Note, 0.647%, 4/10/2012	1,989,749
		TOTAL	13,182,705
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,568,210
		Financial Institution - Insurance - Life – 0.6%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.674%, 8/6/2013	5,229,105
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,608,079
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,767,744
		TOTAL	8,604,928
		Financial Institution - Insurance - P&C – 0.2%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,341,887
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,965,000
		TOTAL	3,306,887
		Financial Institution - REITs – 0.3%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,448,059
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	969,589
		TOTAL	4,417,648
		Technology – 1.0%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,324,300
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, (Series MTN), 3.45%, 7/2/2012	2,446,552
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,098,885
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.417%, 9/13/2012	3,005,625
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,201,575
3,000,000		Oracle Corp., Sr. Unsecd. Note, (Series WI), 5.00%, 1/15/2011	3,040,318
		TOTAL	14,117,255
		Transportation - Railroads – 0.2%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,996,656
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,785,235
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,031,216
		TOTAL	5,816,451
		Utility - Electric – 1.9%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,623,674
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,183,858
Annual Shareholder Report
19

Principal Amount or Shares			Value
$1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,691,405
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,152,428
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,580,221
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,810,117
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,000,224
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,577,613
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,381,798
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,912,703
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,570,393
		TOTAL	25,484,434
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,188,564
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,992,457)	262,631,634
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
450,636		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	484,656
923,463		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,025,693
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,428,458)	1,510,349
		Collateralized Mortgage Obligations – 9.0%
		Commercial Mortgage – 1.4%
1,177,112		Banc of America Commercial Mortgage, Inc. 2004-6 Class AZ, 4.161%, 12/10/2042	1,198,859
8,250,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	8,667,273
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,439,392
796,224		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	812,600
1,493,122	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,564,180
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,590,828
		TOTAL	19,273,132
Annual Shareholder Report
20

Principal Amount or Shares			Value
		Federal Home Loan Mortgage Corporation – 3.2%
$423,884		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.607%, 2/15/2018	425,982
10,159,492		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.657%, 6/15/2034	10,193,776
3,731,429		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.717%, 2/15/2034	3,735,516
4,012,273		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.637%, 5/15/2036	4,015,465
4,678,058		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.742%, 8/15/2035	4,680,997
1,965,410		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.657%, 7/15/2036	1,964,579
9,992,854		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.657%, 7/15/2036	9,975,087
3,871,592		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.007%, 7/15/2036	3,892,436
4,391,017		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.167%, 7/15/2037	4,469,089
		TOTAL	43,352,927
		Federal National Mortgage Association – 2.4%
1,974,088		Federal National Mortgage Association REMIC 2002-77 FA, 1.257%, 12/18/2032	2,010,501
5,926,735		Federal National Mortgage Association REMIC 2006-44 FK, 0.686%, 6/25/2036	5,931,573
4,381,434		Federal National Mortgage Association REMIC 2006-79 DF, 0.606%, 8/25/2036	4,378,709
5,705,030		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.476%, 2/25/2046	5,647,560
3,863,481		Federal National Mortgage Association REMIC 2008-69 FB, 1.256%, 6/25/2037	3,912,502
4,362,865		Federal National Mortgage Association REMIC 2009-42 FG, 1.056%, 5/25/2039	4,383,638
1,397,221		Federal National Mortgage Association REMIC 2009-63 FB, 0.756%, 8/25/2039	1,401,329
4,908,733		Federal National Mortgage Association REMIC 2009-69 F, 1.106%, 4/25/2037	4,968,442
		TOTAL	32,634,254
		Non-Agency Mortgage – 2.0%
43,812		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,784
454,276	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	163,539
1,541,259		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,499,326
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.807%, 11/20/2035	82,583
Annual Shareholder Report
21

Principal Amount or Shares			Value
$1,281,533		Countrywide Home Loans 2006-OA5, Class 2A3, 0.626%, 4/25/2046	264,686
914,565		Crusade Global Trust 2005-1, Class A1, 0.352%, 6/17/2037	878,865
707,988		Impac CMB Trust 2004-7, Class 1A2, 1.176%, 11/25/2034	521,307
910,212		Impac CMB Trust 2004-9, Class 1A2, 1.136%, 1/25/2035	316,777
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.526%, 2/25/2037	394,254
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.675%, 7/15/2042	8,203,820
2,416,511		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	2,410,579
1,751,850		Washington Mutual 2006-AR1, Class 2A1B, 1.44%, 1/25/2046	1,021,943
2,368,558		Washington Mutual 2006-AR15, Class 1A, 1.21%, 11/25/2046	1,388,366
1,233,645		Washington Mutual 2006-AR17, Class 1A, 1.205%, 12/25/2046	764,553
8,266,366		Washington Mutual Mortgage Pass Through Certificates 2004-S3, Class 2A4, 5.50%, 7/25/2034	8,256,116
272,251		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	261,939
		TOTAL	26,469,437
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $129,452,148)	121,729,750
		GOVERNMENT AGENCY – 0.3%
		Federal National Mortgage Association – 0.3%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,000,096)	4,003,582
		U.S. Treasury – 5.9%
54,920,500		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	60,209,344
20,000,000	[4]	United States Treasury Note, 1.00%, 4/30/2012	20,203,124
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,116,817)	80,412,468
		MUTUAL FUNDS – 23.0%;5
921,057		Emerging Markets Fixed Income Core Fund	25,480,902
2,700,672		Federated Bank Loan Core Fund	27,033,730
2,110,054		Federated Mortgage Core Portfolio	21,417,049
2,036,629		High Yield Bond Portfolio	13,258,452
1,039,242		Federated Project and Trade Finance Core Fund	10,340,457
Annual Shareholder Report
22

Principal Amount or Shares			Value
215,962,023	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	215,962,023
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $307,333,505)	313,492,613
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $1,337,278,548)[7]	1,349,468,588
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[8]	12,211,157
		TOTAL NET ASSETS — 100%	$1,361,679,745

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Notes 2-Year Short Futures	300	$65,845,313	December 2010	$(94,251)

At September 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	3,525,255 Euros	$4,975,545	$177,581

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $190,762,215, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $190,584,988, which represented 14.0% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,336,413,299.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.
Annual Shareholder Report
23

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$13,692,719	$ —	$13,692,719
Asset-Backed Securities	—	551,981,785	13,688	551,995,473
Corporate Bonds	—	262,631,634	—	262,631,634
Mortgage-Backed Securities	—	1,510,349	—	1,510,349
Collateralized Mortgage Obligations	—	121,729,750	0	121,729,750
Government Agency	—	4,003,582	—	4,003,582
U.S. Treasury	—	80,412,468	—	80,412,468
Mutual Funds	313,492,613	—	—	313,492,613
TOTAL SECURITIES	$313,492,613	$1,035,962,287	$13,688	$1,349,468,588
OTHER FINANCIAL INSTRUMENTS**	$(94,251)	$177,581	$ —	$83,330
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.
Annual Shareholder Report
24

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2009	$10,541
Realized gain (loss)	(21,527)
Change in unrealized appreciation/depreciation	24,674
Balance as of September 30, 2010	13,688
THE TOTAL CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) INCLUDED IN THE STATEMENT OF OPERATIONS ATTRIBUTABLE TO INVESTMENTS STILL HELD AT SEPTEMBER 30, 2010.	$3,157

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
25

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $313,492,613 of investments in affiliated issuers (Note 5) (identified cost $1,337,278,548)		$1,349,468,588
Income receivable		4,436,241
Receivable for shares sold		15,565,077
Receivable for foreign exchange contracts		177,581
TOTAL ASSETS		1,369,647,487
Liabilities:
Payable for investments purchased	$1,166,903
Payable for shares redeemed	5,859,679
Bank overdraft	98,519
Payable for daily variation margin	18,750
Income distribution payable	371,218
Payable for Directors'/Trustees' fees	2,985
Payable for distribution services fee (Note 5)	147,573
Payable for shareholder services fee (Note 5)	146,396
Accrued expenses	155,719
TOTAL LIABILITIES		7,967,742
Net assets for 147,667,407 shares outstanding		$1,361,679,745
Net Assets Consist of:
Paid-in capital		$1,439,109,149
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		12,280,831
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(89,650,767)
Distributions in excess of net investment income		(59,468)
TOTAL NET ASSETS		$1,361,679,745
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($570,477,324 ÷ 61,865,933 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share	$9.22
Institutional Service Shares:
Net asset value per share ($502,458,512 ÷ 54,489,767 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share	$9.22
Class A Shares:
Net asset value per share ($288,743,909 ÷ 31,311,707 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.22
Offering price per share (100/98.00 of $9.22)	$9.41
Redemption proceeds per share	$9.22

See Notes which are an integral part of the Financial Statements

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27

Statement of Operations

Year Ended September 30, 2010

Investment Income:
Interest (including income on securities loaned of $131)		$21,712,650
Dividends received from affiliated issuers (Note 5)		4,435,082
Investment income allocated from affiliated partnership (Note 5)		1,266,393
TOTAL INCOME		27,414,125
Expenses:
Investment adviser fee (Note 5)	$6,250,894
Administrative personnel and services fee (Note 5)	812,992
Custodian fees	50,296
Transfer and dividend disbursing agent fees and expenses	285,436
Directors'/Trustees' fees	11,403
Auditing fees	23,531
Legal fees	6,558
Portfolio accounting fees	180,227
Distribution services fee — Institutional Service Shares (Note 5)	1,085,311
Distribution services fee — Class A Shares (Note 5)	561,232
Shareholder services fee — Institutional Service Shares (Note 5)	833,765
Shareholder services fee — Class A Shares (Note 5)	467,693
Account administration fee — Institutional Service Shares	251,546
Share registration costs	217,979
Printing and postage	61,531
Insurance premiums	5,584
Taxes	74,816
Miscellaneous	3,155
TOTAL EXPENSES	11,183,949
Annual Shareholder Report
28

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,266,861)
Waiver of administrative personnel and services fee	(20,170)
Waiver of distribution services fee — Institutional Service Shares	(217,062)
Waiver of distribution services fee — Class A Shares	(1,250)
TOTAL WAIVERS AND REIMBURSEMENT		$(4,505,343)
Net expenses			$6,678,606
Net investment income			20,735,519
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized gain of $1,689,143 on sales of investments in affiliated issuers (Note 5))			2,425,116
Net realized loss on futures contracts			(2,481,601)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			284,829
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			17,278,972
Net change in unrealized depreciation of futures contracts			(94,251)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			17,413,065
Change in net assets resulting from operations			$38,148,584

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,735,519	$13,112,182
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	228,344	(1,399,492)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	17,184,721	17,153,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,148,584	28,866,555
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,305,924)	(5,568,015)
Institutional Service Shares	(7,693,626)	(5,942,096)
Class A Shares	(3,091,080)	(1,123,322)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,090,630)	(12,633,433)
Share Transactions:
Proceeds from sale of shares	1,205,569,698	500,804,137
Net asset value of shares issued to shareholders in payment of distributions declared	16,564,248	10,968,027
Cost of shares redeemed	(600,032,435)	(196,942,925)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	622,101,511	314,829,239
Change in net assets	640,159,465	331,062,361
Net Assets:
Beginning of period	721,520,280	390,457,919
End of period (including undistributed (distributions in excess of) net investment income of $(59,468) and $390,506, respectively)	$1,361,679,745	$721,520,280

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
31

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$371,867	$163,539
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,688
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$94,251*
Foreign exchange contracts	Receivable for foreign exchange contracts	$177,581	—	$ —
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$177,581		$94,251
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,481,601)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(94,251)	$ —	$(94,251)
Foreign exchange contracts	$ —	$371,045	$371,045
TOTAL	$(94,251)	$371,045	$276,794

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,770,803	$491,828,071	10,710,617	$95,373,600
Shares issued to shareholders in payment of distributions declared	679,954	6,229,586	496,013	4,325,667
Shares redeemed	(18,341,324)	(168,002,079)	(6,893,917)	(60,079,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	36,109,433	$330,055,578	4,312,713	$39,620,182
Year Ended September 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,863,393	$400,930,826	34,473,545	$303,135,615
Shares issued to shareholders in payment of distributions declared	813,033	7,443,437	644,549	5,645,820
Shares redeemed	(32,228,742)	(294,281,552)	(12,247,800)	(106,964,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	12,447,684	$114,092,711	22,870,294	$201,817,257
Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,166,944	$312,810,801	11,517,800	$102,294,922
Shares issued to shareholders in payment of distributions declared	315,554	2,891,225	113,526	996,540
Shares redeemed	(15,048,934)	(137,748,804)	(3,376,599)	(29,899,662)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,433,564	$177,953,222	8,254,727	$73,391,800
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	67,990,681	$622,101,511	35,437,734	$314,829,239

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards, reclass of foreign exchange gains and losses, partnership adjustments and discount accretion/premium amortization on debt securities.

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For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(7,077,772)	$(1,094,863)	$8,172,635

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$20,090,630	$12,633,433

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$118,113
Net unrealized appreciation	$13,062,750
Capital loss carryforwards and deferrals	$(90,610,267)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income and discount accretion/premium amortization on debt securities.

At September 30, 2010, the cost of investments for federal tax purposes was $1,336,413,299. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and from futures contracts was $13,055,289. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,144,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,089,228.

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At September 30, 2010, the Fund had a capital loss carryforward of $90,411,978 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
2018	$831,030

Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post-October losses of $74,558 on capital losses on security transactions were deferred to October 1, 2010.

Capital loss carryforwards of $7,077,772 expired during the year ended September 30, 2010.

As of September 30, 2010, for federal income tax purposes, the Fund had $123,731 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser waived $4,068,142 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,170 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, FSC voluntarily waived $218,312 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $1,242,795 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $357 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $3,757 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Annual Shareholder Report
40

Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $198,719. Transactions with the affiliated companies during the year ended September 30, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	289,015	632,042	—	921,057	$25,480,902	$1,266,393
Federated Mortgage Core Portfolio	2,007,987	102,067	—	2,110,054	21,417,049	1,039,623
Federated Project and Trade Finance Core Fund	657,993	381,249	—	1,039,242	10,340,457	286,151
High Yield Bond Portfolio	3,380,002	2,169,724	3,513,097	2,036,629	13,258,452	2,726,137
Federated Bank Loan Core Fund	—	2,700,672	—	2,700,672	27,033,730	6,730
Federated Prime Value Obligations Fund, Institutional Shares	150,780,705	790,651,637	725,470,319	215,962,023	215,962,023	376,441
TOTAL OF AFFILIATED TRANSACTIONS	157,115,702	796,637,391	728,983,416	224,769,677	$313,492,613	$5,701,475

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2010, were as follows:

Purchases	$724,886,383
Sales	$254,877,059
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. CHANGE IN INDEPENDENT REGISTERED pUBLIC ACCOUNTING FIRM

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009, and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF THE FEDERATED Total return series, inc. AND SHAREHOLDERS OF Federated ultrashort bond fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2009, and the financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund, as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Ultrashort Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

29291 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.21[2]	0.28[2]	0.38[2]	0.45[2]	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	0.23	(0.47)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.51	(0.09)	0.39	0.38
Less Distributions:
Distributions from net investment income	(0.20)	(0.28)	(0.38)	(0.45)	(0.37)
Net Asset Value, End of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return[3]	4.05%	5.93%	(1.03)%	4.20%	4.13%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.27%	3.22%	4.13%	4.80%	3.85%
Expense waiver/reimbursement[4]	0.41%	0.43%	0.44%	0.43%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$570,477	$233,255	$189,261	$231,255	$234,322
Portfolio turnover	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010[1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.17[2]	0.23[2]	0.31[2]	0.41[2]	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	0.24	(0.44)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.47	(0.13)	0.35	0.34
Less Distributions:
Distributions from net investment income	(0.16)	(0.24)	(0.34)	(0.41)	(0.33)
Net Asset Value, End of Period	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return[3]	3.59%	5.45%	(1.46)%	3.75%	3.71%[4]
Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.79%	0.79%	0.76%
Net investment income	1.83%	2.65%	3.46%	4.33%	3.52%
Expense waiver/reimbursement[5]	0.46%	0.48%	0.49%	0.48%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$502,459	$380,697	$169,217	$82,276	$121,713
Portfolio turnover	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	During the year ended September 30, 2006, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,018.60	$1.77
Institutional Service Shares	$1,000	$1,016.30	$4.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.06	$4.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.80%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2010, was 4.05% for the Institutional Shares and 3.59% for the Institutional Service Shares. By comparison, for the same period, the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T),1 a broad-based market index tracking one-year U.S. government securities, returned 0.91%, while the average nine-month London Interbank Offered Rate (LIBOR)2 was 0.71%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BOAML1T.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (2) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (3) the selection of securities within each sector. For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

1	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged and unlike the Fund not affected by cash flows. It is not possible to invest directly in an index.
2	LIBOR is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.
Annual Shareholder Report

Market Overview

The Fund's fiscal year was generally characterized by somewhat tighter credit spreads and somewhat lower interest rates, both of which contributed to the Fund's positive outcome for the period under review. The restoration of both liquidity and confidence to the financial markets, coupled with better performance by many corporate entities and securitized assets, fueled the demand for riskier securities. Going into the second half of the Fund's fiscal year, the question seemed to be not if, but when, the Federal Reserve Board (the “Fed”) would begin to raise interest rate targets. But just when it seemed “safe to go back in the water,” both external events and a softening of statistical releases served to reintroduce uncertainty to the economic outcome. Treasury yields fell and credit spreads widened somewhat. For the remainder of the reporting period, conflicting signals and market direction appeared to be the norm. Short periods of economic optimism and rising stock prices were followed by dismal economic statistics which triggered Treasury curve rallies and talk of further quantitative easing from the Fed. Indeed, 10-year Treasury yields falling by 80 basis points during the course of the Fund's fiscal year seemed inconsistent with a stock market up nearly eight percent over the same period. On the other hand, these countervailing forces appeared to be sufficient to keep the economy from tipping one way or the other, either toward a resurgence of inflation or toward a “double-dip” back to outright recession.

Duration3

Fund duration averaged more than that of the BOAML1T throughout the reporting period. Fund management believed that even though the economy was on the road to recovery, it was still weak enough that the Fed would continue the highly accommodative monetary stance first adopted in late 2007, thus allowing for the maintenance of a longer duration profile. The positively sloped, short-duration yield curve, as well as a decline in one-year rates relative to three-month rates, thus allowed the Fund to add value through its duration profile. Period-end Fund duration stood at 0.90 years, as management continued to believe the risk of a significant rise in short rates remained low.

3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

Sector Allocation

As the Fund's comparative benchmark has no sector diversification, one can speak of sector allocations and performance in the absolute sense or relative to each other, but not relative to LIBOR. In general, credit spread products performed well over the reporting period and contributed positively to the Fund's total return. The 34% of the Fund allocated to non-mortgage, asset-backed securities (predominantly asset-backed securities (ABS)4 backed by auto and credit card receivables) continued to perform well, with spreads for “on-the-run” assets tightening to levels nearly equal to those which had existed before the financial market dislocation. Fund management continued to seek opportunities in this sector by adding allocation to subordinate ABS exposure, as well as some exposure in more non-traditional assets like small ticket and equipment lease receivables which had not tightened as much as senior credit card and auto ABS. At period end, the Fund's 41% total allocation to ABS remained its largest single sector allocation. Short duration corporate securities (approximately 25% of assets at period end) also performed well over the reporting period. The Fund established a position in index-linked Treasury securities (also known as TIPS) during the period and ended the fiscal year with a six percent allocation to government securities. Holdings of mortgage-backed securities (12% at period end), helped support performance as this sector benefited from the $1.25 trillion agency mortgage backed securities purchase program initiated by the Fed.

SECURITY SELECTION

When considering specific security alpha, it must once again be remembered that LIBOR contains no component securities against which relative performance can be measured. A few groups of securities and a few specific securities merit comment, however. The Fund's aggregate exposure to noninvestment-grade securities through the Fund's investment in the High Yield Bond Portfolio5 and Emerging Markets Fixed Income Core Fund5 added 74 basis points in incremental return over a comparable exposure to the benchmark. The Fund's investment in the Federated Mortgage Core Portfolio5 added 12 basis points and the position in TIPS added 30 basis points. Three specific ABS securities added a total of 19 basis points of incremental return to Fund performance. No other individual security either added or subtracted more than five basis points of incremental return over a similar sized exposure to the benchmark.

4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Affiliated investment company (which is not available for general public investment) that owns those securities and that is advised by an affiliate of the Adviser.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Institutional Shares) from September 30, 2000 to September 30, 2010, compared to the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T).2

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	4.05%
5 Years	3.43%
10 Years	3.29%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Ultrashort Bond Fund (Institutional Service Shares) from September 30, 2000 to September 30, 2010, compared to the Bank of America Merrill Lynch 1-Year Treasury Note Index (BOAML1T).2

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	3.59%
5 Years	2.98%
10 Years	2.84%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BOAML1T is an index tracking one-year U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The BOAML1T is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	40.5%
Corporate Debt Securities	24.2%
Collateralized Mortgage Obligations	9.1%
U.S. Treasury and Agency Securities[3]	6.2%
Mortgage-Backed Securities[4]	2.6%
Derivative Contracts[5,6]	0.0%
Cash Equivalents[7]	16.3%
Other Assets and Liabilities — Net[8]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate, agency mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report

Portfolio of Investments

September 30, 2010

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.0%
		Federal National Mortgage Association – 1.0%
$4,872,416		FNMA ARM 544848, 3.439%, 4/01/2030	5,033,294
3,605,851		FNMA ARM 544872, 3.714%, 7/01/2034	3,805,926
724,671		FNMA ARM 556379, 1.770%, 5/01/2040	727,689
3,985,083		FNMA ARM 618128, 3.047%, 8/01/2033	4,125,810
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,371,873)	13,692,719
		Asset-Backed Securities – 40.5%
		Auto Receivables – 20.7%
2,000,000		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	2,001,830
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.007%, 1/15/2015	10,206,328
2,532,561		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,548,758
1,216,462		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	1,223,414
11,345,108		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.297%, 10/6/2013	11,253,509
4,700,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	4,899,237
6,145,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.337%, 4/7/2014	6,077,594
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,658,637
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,394,776
4,500,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,510,728
7,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	7,028,354
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,513,062
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.407%, 9/15/2014	3,036,145
5,534,884		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	5,589,383
9,000,000		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	9,005,207
5,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	5,006,875
6,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	6,003,781
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,089,527
Annual Shareholder Report

Principal Amount or Shares			Value
$6,500,000	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	6,509,721
9,013,211		Capital One Auto Finance Trust 2007-B, Class A4, 0.287%, 4/15/2014	8,959,578
1,204,573		Capital One Auto Finance Trust 2007-C, Class A3B, 0.767%, 4/16/2012	1,205,770
11,000,000		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	11,463,310
62,184		Carmax Auto Owner Trust 2007-3, Class A3B, 0.657%, 12/15/2011	62,228
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,008,997
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,372,431
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,552,400
5,000,000		Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.807%, 6/15/2013	4,939,173
4,006,109	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	4,026,250
2,606,662		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	2,660,113
5,755,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	5,927,295
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,327,172
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,147,500
1,740,869	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.757%, 4/16/2012	1,747,091
2,465,075	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	2,511,204
3,851,310		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,885,725
430,123		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	434,321
932,048		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	937,074
2,219,161		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,264,702
4,500,000	[1,2]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,503,075
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,632,038
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,874,230
5,500,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	5,506,899
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.507%, 6/17/2013	6,447,621
5,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.507%, 6/17/2013	5,174,145
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,403,723
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.506%, 10/26/2015	2,080,565
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.756%, 1/26/2015	2,272,442
3,984,177		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,032,086
Annual Shareholder Report

Principal Amount or Shares			Value
$3,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.407%, 1/15/2015	3,804,056
7,000,000		Rental Car Finance Corp. 2006-1A, Class A, 0.436%, 5/25/2012	6,966,023
7,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	7,013,770
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,901,141
1,618,852		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	1,638,807
1,577,642		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,598,029
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,200,854
4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,029,183
688,662		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	694,010
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,532,873
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,067,848
1,306,537		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.557%, 10/15/2012	1,311,226
		TOTAL	281,673,844
		Credit Card – 10.2%
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.407%, 8/15/2013	6,245,866
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.677%, 8/15/2013	4,905,204
1,200,000		American Express Issuance Trust 2007-1 B, Class B, 0.807%, 9/15/2011	1,200,667
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	541,472
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.547%, 6/15/2014	10,827,781
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	5,929,058
5,750,000		Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.547%, 3/17/2014	5,695,271
4,619,000		Chase Issuance Trust 2006-B1, Class B1, 0.407%, 4/15/2013	4,564,242
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,051,131
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,840,518
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.419%, 11/25/2013	4,997,836
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.577%, 10/7/2013	9,948,770
9,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.907%, 7/15/2013	9,451,193
Annual Shareholder Report

Principal Amount or Shares			Value
$7,995,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,220,646
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,650,996
5,000,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.667%, 7/15/2014	4,893,496
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.357%, 5/16/2016	15,204,870
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,184,413
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.607%, 10/15/2014	10,914,362
7,700,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.647%, 12/16/2013	7,663,855
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.037%, 7/15/2013	5,886,279
5,000,000		MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.677%, 7/15/2015	4,833,913
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.297%, 3/15/2013	1,999,196
		TOTAL	138,651,035
		Equipment Lease – 3.8%
10,000,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	10,111,250
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.157%, 12/15/2014	2,030,479
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,125,318
8,500,000		CNH Equipment Trust 2010-B, Class A2, 0.67%, 1/15/2013	8,508,044
3,000,000		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	3,035,852
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	7,000,000
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,083,704
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,606,880
6,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	6,003,750
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,542,313
		TOTAL	52,047,590
		Home Equity Loan – 2.3%
2,235,930		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.616%, 7/25/2035	2,155,551
4,627,291		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.356%, 5/25/2036	4,562,692
Annual Shareholder Report

Principal Amount or Shares			Value
$1,081,846		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,060,600
216,804		Citifinancial Mortgage Securities, Inc. 2003-4, Class AF4, 4.427%, 10/25/2033	195,757
2,224,656		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.356%, 10/25/2036	2,218,581
119,593		Countrywide Asset Backed Certificates 2004-4, Class A, 0.996%, 8/25/2034	98,842
690,305		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.507%, 9/20/2023	549,930
69,569		Lehman XS Trust 2005-8, Class 2A1A, 0.456%, 12/25/2035	68,976
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.936%, 11/25/2034	703,213
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,688
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.586%, 2/25/2035	113,127
393,235		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	389,207
163,091		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.316%, 11/25/2046	164,126
1,187,094	[1,2]	Quest Trust 2004 — X1, Class A, 0.586%, 3/25/2034	850,135
3,139,181		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,150,110
339,054		Residential Asset Securities Corporation 2005-KS11, Class AI3, 0.456%, 12/25/2035	331,333
137,478		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.856%, 8/25/2033	114,519
1,476,058		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.366%, 7/25/2036	1,484,717
5,812,104		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.376%, 1/25/2037	5,730,111
2,549,326		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.426%, 2/25/2036	2,412,052
2,532,131	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
5,854,485		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.406%, 5/25/2036	5,428,404
		TOTAL	31,795,671
		Manufactured Housing – 0.2%
459,789		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	467,148
1,860,516		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,905,054
Annual Shareholder Report

Principal Amount or Shares			Value
$63,734		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	62,599
		TOTAL	2,434,801
		Other – 3.3%
8,000,000	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.362%, 4/25/2020	8,012,440
2,612,982		GE Business Loan Trust, (Series 2004-1), Class A, 0.547%, 5/15/2032	2,332,540
2,345,677		Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.419%, 3/27/2024	2,228,665
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.657%, 2/15/2014	10,014,999
7,117,023		SLM Student Loan Trust 2006-C, Class A2, 0.342%, 9/15/2020	7,038,899
5,427,656		SLM Student Loan Trust 2010-C, Class A1, 1.907%, 12/15/2017	5,431,037
3,983,699	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	4,093,244
6,170,921	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	6,240,708
		TOTAL	45,392,532
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $550,583,194)	551,995,473
		Corporate Bonds – 19.3%
		Basic Industry - Chemicals – 0.3%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,117,448
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,648,779
		TOTAL	3,766,227
		Basic Industry - Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,316,669
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,091,149
		TOTAL	5,407,818
		Capital Goods - Aerospace & Defense – 0.3%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,783,863
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,640,475
		TOTAL	3,424,338
		Capital Goods - Diversified Manufacturing – 0.5%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,840,551
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,152,085
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,623,671
		TOTAL	6,616,307
		Communications - Media & Cable – 0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,742,470
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,315,482
Annual Shareholder Report

Principal Amount or Shares			Value
$3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,215,958
		TOTAL	8,273,910
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,339,912
		Communications - Telecom Wireless – 0.5%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,531,226
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,978,403
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,119,043
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,694,685
		TOTAL	7,323,357
		Communications - Telecom Wirelines – 0.9%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,607,758
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,300,964
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,238,000
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,076,685
2,290,000		Telecom Italia Capital, Note, 0.945%, 2/1/2011	2,280,182
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,635,997
		TOTAL	12,139,586
		Consumer Cyclical - Automotive – 0.4%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,044,948
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	3,092,565
		TOTAL	5,137,513
		Consumer Cyclical - Entertainment – 0.2%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	539,748
1,500,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTNC), 5.70%, 7/15/2011	1,562,854
		TOTAL	2,102,602
		Consumer Cyclical - Retailers – 0.3%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,566,186
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,601,403
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,521,806
		TOTAL	4,689,395
		Consumer Non-Cyclical - Food/Beverage – 1.3%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,766,475
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,474,734
Annual Shareholder Report

Principal Amount or Shares			Value
$1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,059,804
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,487,303
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,456,653
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,688,266
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,339,458
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,174,174
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,623,869
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,067
		TOTAL	17,625,803
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,193,377
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,544,374
		TOTAL	2,737,751
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,641,058
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,845,648
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	2,756,748
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,011,970
		TOTAL	7,255,424
		Consumer Non-Cyclical - Products – 0.6%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,138,582
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,030,590
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,224,175
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,009,213
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,180,102
		TOTAL	7,582,662
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,634,046
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,591,121
		Energy - Integrated – 1.3%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,668,002
1,000,000	[1,2]	Enel Finance International SA, (Series 144A), 3.875%, 10/7/2014	1,040,974
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,230,175
Annual Shareholder Report

Principal Amount or Shares			Value
$555,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	563,791
7,500,000		Shell International Finance B.V., Company Guarantee, 0.64%, 6/22/2012	7,504,690
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,153,569
		TOTAL	17,161,201
		Energy - Oil Field Services – 0.2%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,215,206
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,688,971
		Financial Institution - Banking – 3.9%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, (Series 144A), 2.375%, 12/21/2012	1,529,451
750,000		Bank of America Corp., 4.25%, 10/1/2010	750,138
3,975,000		Bank of America Corp., Sub., 7.40%, 1/15/2011	4,051,328
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,522,448
3,000,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	3,128,131
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,075,900
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,033,100
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, (Series 144A), 2.75%, 10/15/2012	3,589,005
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,636,155
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,622,357
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,137,568
4,500,000		Morgan Stanley, Note, (Series GMTN), 5.625%, 1/9/2012	4,735,024
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,283,717
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,079,803
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,018,269
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,672,141
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,297,705
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,158,318
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,566,881
		TOTAL	52,887,439
		Financial Institution - Brokerage – 0.2%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,347,307
		Financial Institution - Finance Noncaptive – 1.0%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,477,825
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,296,688
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.595%, 11/1/2012	6,418,443
Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		General Electric Capital Corp., Floating Rate Note, 0.647%, 4/10/2012	1,989,749
		TOTAL	13,182,705
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,568,210
		Financial Institution - Insurance - Life – 0.6%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.674%, 8/6/2013	5,229,105
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,608,079
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,767,744
		TOTAL	8,604,928
		Financial Institution - Insurance - P&C – 0.2%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,341,887
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,965,000
		TOTAL	3,306,887
		Financial Institution - REITs – 0.3%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,448,059
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	969,589
		TOTAL	4,417,648
		Technology – 1.0%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,324,300
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, (Series MTN), 3.45%, 7/2/2012	2,446,552
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,098,885
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.417%, 9/13/2012	3,005,625
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,201,575
3,000,000		Oracle Corp., Sr. Unsecd. Note, (Series WI), 5.00%, 1/15/2011	3,040,318
		TOTAL	14,117,255
		Transportation - Railroads – 0.2%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,996,656
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,785,235
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,031,216
		TOTAL	5,816,451
		Utility - Electric – 1.9%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,623,674
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,183,858
Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,691,405
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,152,428
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,580,221
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,810,117
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,000,224
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,577,613
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,381,798
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,912,703
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,570,393
		TOTAL	25,484,434
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,188,564
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,992,457)	262,631,634
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
450,636		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	484,656
923,463		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,025,693
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,428,458)	1,510,349
		Collateralized Mortgage Obligations – 9.0%
		Commercial Mortgage – 1.4%
1,177,112		Banc of America Commercial Mortgage, Inc. 2004-6 Class AZ, 4.161%, 12/10/2042	1,198,859
8,250,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	8,667,273
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,439,392
796,224		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	812,600
1,493,122	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,564,180
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,590,828
		TOTAL	19,273,132
Annual Shareholder Report

Principal Amount or Shares			Value
		Federal Home Loan Mortgage Corporation – 3.2%
$423,884		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.607%, 2/15/2018	425,982
10,159,492		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.657%, 6/15/2034	10,193,776
3,731,429		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.717%, 2/15/2034	3,735,516
4,012,273		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.637%, 5/15/2036	4,015,465
4,678,058		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.742%, 8/15/2035	4,680,997
1,965,410		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.657%, 7/15/2036	1,964,579
9,992,854		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.657%, 7/15/2036	9,975,087
3,871,592		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.007%, 7/15/2036	3,892,436
4,391,017		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.167%, 7/15/2037	4,469,089
		TOTAL	43,352,927
		Federal National Mortgage Association – 2.4%
1,974,088		Federal National Mortgage Association REMIC 2002-77 FA, 1.257%, 12/18/2032	2,010,501
5,926,735		Federal National Mortgage Association REMIC 2006-44 FK, 0.686%, 6/25/2036	5,931,573
4,381,434		Federal National Mortgage Association REMIC 2006-79 DF, 0.606%, 8/25/2036	4,378,709
5,705,030		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.476%, 2/25/2046	5,647,560
3,863,481		Federal National Mortgage Association REMIC 2008-69 FB, 1.256%, 6/25/2037	3,912,502
4,362,865		Federal National Mortgage Association REMIC 2009-42 FG, 1.056%, 5/25/2039	4,383,638
1,397,221		Federal National Mortgage Association REMIC 2009-63 FB, 0.756%, 8/25/2039	1,401,329
4,908,733		Federal National Mortgage Association REMIC 2009-69 F, 1.106%, 4/25/2037	4,968,442
		TOTAL	32,634,254
		Non-Agency Mortgage – 2.0%
43,812		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,784
454,276	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	163,539
1,541,259		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,499,326
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.807%, 11/20/2035	82,583
Annual Shareholder Report

Principal Amount or Shares			Value
$1,281,533		Countrywide Home Loans 2006-OA5, Class 2A3, 0.626%, 4/25/2046	264,686
914,565		Crusade Global Trust 2005-1, Class A1, 0.352%, 6/17/2037	878,865
707,988		Impac CMB Trust 2004-7, Class 1A2, 1.176%, 11/25/2034	521,307
910,212		Impac CMB Trust 2004-9, Class 1A2, 1.136%, 1/25/2035	316,777
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.526%, 2/25/2037	394,254
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.675%, 7/15/2042	8,203,820
2,416,511		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	2,410,579
1,751,850		Washington Mutual 2006-AR1, Class 2A1B, 1.44%, 1/25/2046	1,021,943
2,368,558		Washington Mutual 2006-AR15, Class 1A, 1.21%, 11/25/2046	1,388,366
1,233,645		Washington Mutual 2006-AR17, Class 1A, 1.205%, 12/25/2046	764,553
8,266,366		Washington Mutual Mortgage Pass Through Certificates 2004-S3, Class 2A4, 5.50%, 7/25/2034	8,256,116
272,251		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	261,939
		TOTAL	26,469,437
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $129,452,148)	121,729,750
		GOVERNMENT AGENCY – 0.3%
		Federal National Mortgage Association – 0.3%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,000,096)	4,003,582
		U.S. Treasury – 5.9%
54,920,500		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	60,209,344
20,000,000	[4]	United States Treasury Note, 1.00%, 4/30/2012	20,203,124
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,116,817)	80,412,468
		MUTUAL FUNDS – 23.0%;5
921,057		Emerging Markets Fixed Income Core Fund	25,480,902
2,700,672		Federated Bank Loan Core Fund	27,033,730
2,110,054		Federated Mortgage Core Portfolio	21,417,049
2,036,629		High Yield Bond Portfolio	13,258,452
1,039,242		Federated Project and Trade Finance Core Fund	10,340,457
Annual Shareholder Report

Principal Amount or Shares			Value
215,962,023	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	215,962,023
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $307,333,505)	313,492,613
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $1,337,278,548)[7]	1,349,468,588
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[8]	12,211,157
		TOTAL NET ASSETS — 100%	$1,361,679,745

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Notes 2-Year Short Futures	300	$65,845,313	December 2010	$(94,251)

At September 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	3,525,255 Euros	$4,975,545	$177,581

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $190,762,215, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $190,584,988, which represented 14.0% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,336,413,299.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$13,692,719	$ —	$13,692,719
Asset-Backed Securities	—	551,981,785	13,688	551,995,473
Corporate Bonds	—	262,631,634	—	262,631,634
Mortgage-Backed Securities	—	1,510,349	—	1,510,349
Collateralized Mortgage Obligations	—	121,729,750	0	121,729,750
Government Agency	—	4,003,582	—	4,003,582
U.S. Treasury	—	80,412,468	—	80,412,468
Mutual Funds	313,492,613	—	—	313,492,613
TOTAL SECURITIES	$313,492,613	$1,035,962,287	$13,688	$1,349,468,588
OTHER FINANCIAL INSTRUMENTS**	$(94,251)	$177,581	$ —	$83,330
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of October 1, 2009	$10,541
Realized gain (loss)	(21,527)
Change in unrealized appreciation/depreciation	24,674
Balance as of September 30, 2010	13,688
THE TOTAL CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) INCLUDED IN THE STATEMENT OF OPERATIONS ATTRIBUTABLE TO INVESTMENTS STILL HELD AT SEPTEMBER 30, 2010.	$3,157

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $313,492,613 of investments in affiliated issuers (Note 5) (identified cost $1,337,278,548)		$1,349,468,588
Income receivable		4,436,241
Receivable for shares sold		15,565,077
Receivable for foreign exchange contracts		177,581
TOTAL ASSETS		1,369,647,487
Liabilities:
Payable for investments purchased	$1,166,903
Payable for shares redeemed	5,859,679
Bank overdraft	98,519
Payable for daily variation margin	18,750
Income distribution payable	371,218
Payable for Directors'/Trustees' fees	2,985
Payable for distribution services fee (Note 5)	147,573
Payable for shareholder services fee (Note 5)	146,396
Accrued expenses	155,719
TOTAL LIABILITIES		7,967,742
Net assets for 147,667,407 shares outstanding		$1,361,679,745
Net Assets Consist of:
Paid-in capital		$1,439,109,149
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		12,280,831
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(89,650,767)
Distributions in excess of net investment income		(59,468)
TOTAL NET ASSETS		$1,361,679,745
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($570,477,324 ÷ 61,865,933 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share	$9.22
Institutional Service Shares:
Net asset value per share ($502,458,512 ÷ 54,489,767 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share	$9.22
Class A Shares:
Net asset value per share ($288,743,909 ÷ 31,311,707 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.22
Offering price per share (100/98.00 of $9.22)	$9.41
Redemption proceeds per share	$9.22

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended September 30, 2010

Investment Income:
Interest (including income on securities loaned of $131)		$21,712,650
Dividends received from affiliated issuers (Note 5)		4,435,082
Investment income allocated from affiliated partnership (Note 5)		1,266,393
TOTAL INCOME		27,414,125
Expenses:
Investment adviser fee (Note 5)	$6,250,894
Administrative personnel and services fee (Note 5)	812,992
Custodian fees	50,296
Transfer and dividend disbursing agent fees and expenses	285,436
Directors'/Trustees' fees	11,403
Auditing fees	23,531
Legal fees	6,558
Portfolio accounting fees	180,227
Distribution services fee — Institutional Service Shares (Note 5)	1,085,311
Distribution services fee — Class A Shares (Note 5)	561,232
Shareholder services fee — Institutional Service Shares (Note 5)	833,765
Shareholder services fee — Class A Shares (Note 5)	467,693
Account administration fee — Institutional Service Shares	251,546
Share registration costs	217,979
Printing and postage	61,531
Insurance premiums	5,584
Taxes	74,816
Miscellaneous	3,155
TOTAL EXPENSES	11,183,949
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,266,861)
Waiver of administrative personnel and services fee	(20,170)
Waiver of distribution services fee — Institutional Service Shares	(217,062)
Waiver of distribution services fee — Class A Shares	(1,250)
TOTAL WAIVERS AND REIMBURSEMENT		$(4,505,343)
Net expenses			$6,678,606
Net investment income			20,735,519
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (includes realized gain of $1,689,143 on sales of investments in affiliated issuers (Note 5))			2,425,116
Net realized loss on futures contracts			(2,481,601)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			284,829
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			17,278,972
Net change in unrealized depreciation of futures contracts			(94,251)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			17,413,065
Change in net assets resulting from operations			$38,148,584

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,735,519	$13,112,182
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	228,344	(1,399,492)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	17,184,721	17,153,865
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,148,584	28,866,555
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,305,924)	(5,568,015)
Institutional Service Shares	(7,693,626)	(5,942,096)
Class A Shares	(3,091,080)	(1,123,322)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,090,630)	(12,633,433)
Share Transactions:
Proceeds from sale of shares	1,205,569,698	500,804,137
Net asset value of shares issued to shareholders in payment of distributions declared	16,564,248	10,968,027
Cost of shares redeemed	(600,032,435)	(196,942,925)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	622,101,511	314,829,239
Change in net assets	640,159,465	331,062,361
Net Assets:
Beginning of period	721,520,280	390,457,919
End of period (including undistributed (distributions in excess of) net investment income of $(59,468) and $390,506, respectively)	$1,361,679,745	$721,520,280

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$371,867	$163,539
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,688
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$94,251*
Foreign exchange contracts	Receivable for foreign exchange contracts	$177,581	—	$ —
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$177,581		$94,251
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,481,601)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(94,251)	$ —	$(94,251)
Foreign exchange contracts	$ —	$371,045	$371,045
TOTAL	$(94,251)	$371,045	$276,794

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,770,803	$491,828,071	10,710,617	$95,373,600
Shares issued to shareholders in payment of distributions declared	679,954	6,229,586	496,013	4,325,667
Shares redeemed	(18,341,324)	(168,002,079)	(6,893,917)	(60,079,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	36,109,433	$330,055,578	4,312,713	$39,620,182
Year Ended September 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,863,393	$400,930,826	34,473,545	$303,135,615
Shares issued to shareholders in payment of distributions declared	813,033	7,443,437	644,549	5,645,820
Shares redeemed	(32,228,742)	(294,281,552)	(12,247,800)	(106,964,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	12,447,684	$114,092,711	22,870,294	$201,817,257
Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,166,944	$312,810,801	11,517,800	$102,294,922
Shares issued to shareholders in payment of distributions declared	315,554	2,891,225	113,526	996,540
Shares redeemed	(15,048,934)	(137,748,804)	(3,376,599)	(29,899,662)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,433,564	$177,953,222	8,254,727	$73,391,800
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	67,990,681	$622,101,511	35,437,734	$314,829,239

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments relating to expiration of capital loss carryforwards, reclass of foreign exchange gains and losses, partnership adjustments and discount accretion/premium amortization on debt securities.

Annual Shareholder Report

For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(7,077,772)	$(1,094,863)	$8,172,635

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$20,090,630	$12,633,433

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$118,113
Net unrealized appreciation	$13,062,750
Capital loss carryforwards and deferrals	$(90,610,267)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income and discount accretion/premium amortization on debt securities.

At September 30, 2010, the cost of investments for federal tax purposes was $1,336,413,299. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and from futures contracts was $13,055,289. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,144,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,089,228.

Annual Shareholder Report

At September 30, 2010, the Fund had a capital loss carryforward of $90,411,978 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
2018	$831,030

Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2010, for federal income tax purposes, post-October losses of $74,558 on capital losses on security transactions were deferred to October 1, 2010.

Capital loss carryforwards of $7,077,772 expired during the year ended September 30, 2010.

As of September 30, 2010, for federal income tax purposes, the Fund had $123,731 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser waived $4,068,142 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,170 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, FSC voluntarily waived $218,312 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $1,242,795 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $357 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $3,757 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $198,719. Transactions with the affiliated companies during the year ended September 30, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	289,015	632,042	—	921,057	$25,480,902	$1,266,393
Federated Mortgage Core Portfolio	2,007,987	102,067	—	2,110,054	21,417,049	1,039,623
Federated Project and Trade Finance Core Fund	657,993	381,249	—	1,039,242	10,340,457	286,151
High Yield Bond Portfolio	3,380,002	2,169,724	3,513,097	2,036,629	13,258,452	2,726,137
Federated Bank Loan Core Fund	—	2,700,672	—	2,700,672	27,033,730	6,730
Federated Prime Value Obligations Fund, Institutional Shares	150,780,705	790,651,637	725,470,319	215,962,023	215,962,023	376,441
TOTAL OF AFFILIATED TRANSACTIONS	157,115,702	796,637,391	728,983,416	224,769,677	$313,492,613	$5,701,475

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2010, were as follows:

Purchases	$724,886,383
Sales	$254,877,059
Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. CHANGE IN INDEPENDENT REGISTERED pUBLIC ACCOUNTING FIRM

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Annual Shareholder Report

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009, and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF THE FEDERATED Total return series, inc. AND SHAREHOLDERS OF Federated ultrashort bond fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2009, and the financial highlights for the periods presented prior to October 1, 2009, were audited by other independent registered public accountants whose report thereon dated November 24, 2009, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Ultrashort Bond Fund, as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Ultrashort Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q747
Cusip 31428Q754

29540 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $71,400

Fiscal year ended 2009 - $72,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $93

Fiscal year ended 2009 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010- $417,952

Fiscal year ended 2009- $112,380

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010